Goodwill and Intangible Assets - Estimated amortization expense (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets
Remainder of 2025	$ 14,000
2025	55,000	$ 56
2026	52,000	53
2027	50,000	50
2028	$ 44,000	49
2029		$ 42